Loans and Borrowings (Details)	Apr. 03, 2025 USD ($)	Apr. 24, 2024 $ / shares shares	Feb. 23, 2022 USD ($)	Apr. 03, 2025 SGD ($)	Dec. 31, 2024	Feb. 28, 2023 shares	Feb. 21, 2023 shares	Nov. 08, 2022 shares	Sep. 30, 2022 shares	Jul. 22, 2022 shares	Feb. 23, 2022 SGD ($)
Loans and Borrowings [Line Items]
Convertible loan | $			$ 743,273
Percentage Of Service Fee Charge	11.70%
Warrant expiry date		Apr. 22, 2027
Exercise price per share | $ / shares		$ 4.8
Convertible Loan [Member]
Loans and Borrowings [Line Items]
Interest rates			8.00%								8.00%
Convertible loan | $											$ 1,000,000
Maturity date			February 22, 2024
CEO [Member]
Loans and Borrowings [Line Items]
Interest rates					6.11%
Hong Ye Group Pte Ltd [Member]
Loans and Borrowings [Line Items]
Aggregate funding	$ (184,757)			$ 251,325
Aggregate loan	(165,405)			225,000
Hong Ye Group Pte Ltd [Member] | Short Term Loan [Member]
Loans and Borrowings [Line Items]
Convertible loan	165,405			225,000
YY Circle (SG) Pte Ltd [Member]
Loans and Borrowings [Line Items]
Aggregate funding	(82,114)			111,700
Aggregate loan	(73,513)			100,000
YY Circle (SG) Pte Ltd [Member] | Short Term Loan [Member]
Loans and Borrowings [Line Items]
Convertible loan	$ 73,513			$ 100,000
Class A Ordinary Shares [Member]
Loans and Borrowings [Line Items]
Principal amount shares | shares		56,250				1,911,170	800,000	22,503	6,750,881	22,503
Warrant purchase right shares | shares		56,250